Pruco Life Insurance Company of New Jersey

Supplement dated August 4, 2011
to Prospectuses dated May 1, 2011 for

PruLife® Custom Premier II Variable Universal Life Contracts

Effective August 22, 2011, PruLife Custom Premier II will add five variable investment options.  The list of funds on the front page of the prospectus will now include the following unaffiliated investment options: TOPSTM Aggressive Growth ETF Portfolio, TOPSTM Balanced ETF Portfolio, TOPSTM Capital Preservation ETF Portfolio, TOPSTM Growth ETF Portfolio, and TOPSTM Moderate Growth ETF Portfolio. In addition, the following changes below are applicable to the prospectus:

I.	The following table has been revised under Portfolio Expenses on page 5 of the prospectus:

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from the Funds’ assets, including management fees, any distribution [and/or service] (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)	0.38%	1.34%

II.	The following chart replaces the existing chart of available unaffiliated investment options on pages 16 and 17:

UNAFFILIATED FUNDS/PORTFOLIOS
Funds/Portfolios	Objectives	Advisers
American Century VP Mid Cap Value Fund - Class 1 Shares	Long-term capital growth with income as a secondary objective.	American Century
Dreyfus MidCap Stock Portfolio - Service Shares
Investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400).
Dreyfus
Dreyfus Socially Responsible Growth Fund - Service Shares	Capital growth, with current income as a secondary goal.	Dreyfus
Janus Aspen Overseas Portfolio - Service Shares	Long-term growth of capital.	Janus Capital
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1 Shares	Long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMIA
MFS® Utilities Series - initial class	Total return.	MFS
Neuberger Berman AMT Socially Responsive Portfolio - Class S	Long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman
TOPSTM Aggressive Growth ETF Portfolio - Class 2 Shares	The Portfolio seeks capital appreciation.	ValMark
TOPSTM Balanced ETF Portfolio - Class 2 Shares	The Portfolio seeks income and capital appreciation.	ValMark
TOPSTM Capital Preservation ETF Portfolio - Class 2 Shares	The Portfolio seeks to preserve capital and provide moderate income and moderate capital appreciation.	ValMark
TOPSTM Growth ETF Portfolio - Class 2 Shares	The Portfolio seeks capital appreciation.	ValMark
TOPSTM Moderate Growth ETF Portfolio - Class 2 Shares	The Portfolio seeks capital appreciation.	ValMark

Investment Advisers for Unaffiliated Funds / Portfolios

•	American Century Investment Management, Inc. ("American Century")
•	The Dreyfus Corporation (“Dreyfus”)
•	Janus Capital Management LLC (“Janus Capital”)
•	JPMorgan Investment Advisors, Inc. ("JPMIA")
•	M Financial Investment Advisers, Inc. (“MFIA”)
•	Massachusetts Financial Services Company ("MFS")
•	Neuberger Berman Group, LLC (“Neuberger Berman”)
•	ValMark Advisers, Inc. ("ValMark")

III.	The third and fourth paragraphs of the Service Fees Payable to Pruco Life of New Jersey section on pages 17 and 18 are revised as follows:

The 12b-1 fees and administrative services fees that we receive may vary among the different Funds that are part of our investment platform.  Thus, the fees we collect may be greater or smaller, based on the Funds that you select.  In addition, we may consider these payments and fees, among a number of factors, when deciding to add or keep a Fund on the “menu” of Funds that we offer through the product.  We collect these payments and fees under agreements between us and a Fund’s principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund.    As of May 1, 2011, the administrative service fees we receive range from 0.00% to 0.40% of the average assets allocated to the Fund.  The service fees received from The Prudential Series Fund and the Advanced Series Trust are 0.25% and 0.40%, respectively.  Some Funds pay a 12b-1 fee instead of, or in addition to, the administrative services fees. The 12b-1 fee we receive is equal to 0.25% of the average assets allocated to the Funds indicated below.

The following Funds currently pay a 12b-1 fee:

Portfolio:
Dreyfus MidCap Stock
Dreyfus Socially Responsible Growth
Janus Aspen Series Overseas Portfolio - Service Shares
Neuberger Berman AMT Socially Responsive
TOPSTM Aggressive Growth ETF Portfolio
TOPSTM Balanced ETF Portfolio
TOPSTM Capital Preservation ETF Portfolio
TOPSTM Growth ETF Portfolio
TOPSTM Moderate Growth ETF Portfolio

PCP2SUP102